REPURCHASE OF ORDINARY SHARES (Details) - CNY (¥)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	736,460		305,660
Treasury Stock, Value, Acquired, Cost Method		¥ 43,169,878	¥ 29,294,325
Other Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired		2,945,840	1,222,640